Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
INCOME TAXES

14.    INCOME TAXES

The Company is subject to taxes in the USA. The Company has had no taxable income under Federal or State tax laws. The Company has no available loss carryforward that may be offset against future federal income taxes.

The Company’s BVI subsidiary is not subject to taxation.

The Company’s Hong Kong subsidiary is subject to taxes in Hong Kong. The Hong Kong subsidiary has had no taxable income.

The Company’s PRC Subsidiaries are subject to taxes in the PRC. The applicable PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law.

A reconciliation of the income tax expenses is set out below:

	Six Months Ended December 31, 2023	Six Months Ended December 31, 2022
	US$	US$
Profit before income tax	4,260,854	1,892,910
Taxation at the applicable tax rates of 25%/16.5%/21%	1,075,608	477,672
Tax effect on non-taxable income	(34,625)	(61,493)
Tax effect of expenses that are not deductible	107,898	39,960
Income taxes	1,148,881	456,139

14.    INCOME TAXES

The Company is subject to taxes in the USA. The Company has had no taxable income under Federal or State tax laws. The Company has no available loss carryforward that may be offset against future federal income taxes.

The Company’s BVI subsidiary is not subject to taxation.

The Company’s Hong Kong subsidiary is subject to taxes in Hong Kong. The Hong Kong subsidiary has had no taxable income.

The Company’s PRC Subsidiaries are subject to taxes in the PRC. The applicable PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law.

A reconciliation of the income tax expenses is set out below:

	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Profit before income tax	5,012,021	3,321,716
Taxation at the applicable tax rates of 25%	1,271,453	846,672
Tax effect on non-taxable income	(7,674)	(148)
Tax effect of expenses that are not deductible	650,797	568,066
Under/(over) provision in respect of previous year	323,118	(6,584)
Income taxes	2,237,694	1,408,006

14.    INCOME TAXES

The Company is subject to taxes in the USA. The Company has had no taxable income under Federal or State tax laws. The Company has no available loss carryforward that may be offset against future federal income taxes.

The Company’s BVI subsidiary is not subject to taxation.

The Company’s Hong Kong subsidiary is subject to taxes in Hong Kong. The Hong Kong subsidiary has had no taxable income.

The Company’s PRC Subsidiaries are subject to taxes in the PRC. The applicable PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law.

A reconciliation of the income tax expenses is set out below:

	June 30, 2022	June 30, 2021
	US$	US$
Profit before income tax	3,321,716	7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	846,672	1,903,969
Tax effect on non-taxable income	(148)	(11,191)
Tax effect of expenses that are not deductible	568,066	731,849
Overprovision in respect of previous year	(6,584)	(117,010)
Income taxes	1,408,006	2,507,617